First Trust Indxx NextG ETF Investment Strategy - First Trust Indxx NextG ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned, developed, maintained and sponsored by Indxx, Inc. (the “Index Provider”). The Index Provider reserves the right to use qualitative judgment to include, exclude, adjust, or postpone the inclusion of a stock in the Index. Continued Index membership of a constituent is not necessarily subject to the guidelines provided in the Index methodology. A stock may be considered for exclusion by the Index Provider on the basis of corporate governance, accounting policies, lack of transparency and lack of representation, despite meeting all the criteria provided in the Index methodology. The Index is designed to track the performance of companies that are at the core of the research and development of the new fifth generation ("5G") cellular technology and next generation technologies as they emerge. The Index seeks to include only companies that have devoted material resources or made material commitments to the use of 5G technology. By utilizing higher frequency radio waves, 5G networks enable significantly increased data rates, reduced latency and high-density connections that were previously unavailable in preceding technological generations. According to the Index Provider, the equity securities comprising the Index may include common stock and depositary receipts. To be eligible for inclusion in the Index, a security must: (i) meet the size requirements of the Index; (ii) meet the liquidity requirements of the Index; (iii) have traded for at least 90% of the eligible trading days over the prior six months or, for a security recently issued in an initial public offering (“IPO”) that does not have a trading history of six months, have traded for at least 90% of the eligible trading days over the prior three months and have started trading at least three months before the start of the reconstitution/rebalancing process; (iv) meet the float requirements of the Index; (v) have a share price of less than $10,000 for new Index constituents; and (vi) have a country of listing either in a developed or in an emerging market, according to the Index Provider. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. According to the Index Provider, 5G is defined as being comprised of the following sub-themes: (i) “5G Infrastructure & Hardware” and (ii) “Telecommunications Service Providers.” Issuers comprising the 5G Infrastructure & Hardware sub-theme include the following companies: ●Data Center REITs: Companies that are involved in owning and managing facilities that customers use to safely store data and offer a range of products and services to help keep servers and data safe, including providing uninterruptable power supplies, air-cooled chillers and physical security. The importance of having data flow quickly from the end user to the data center (and vice versa) is paramount when supporting 5G services. ●Cell Tower REITs: Cell Tower REITs are real estate investment trusts that own, operate, and develop wireless communications and broadcast “cell towers.” A cell tower houses the electronic communications equipment along with an antenna to support cellular communication in a network. Delivery of 5G service will require wireless carriers to invest in more cell towers, as well as in small cell and fiber networks to broadcast 5G signals into specific areas. ●Equipment Manufacturers: These are companies involved in providing important equipment for facilitating the development, set up and operation of the 5G network architecture. This includes fiber optics, semiconductors, chipsets, 5G modems for enhanced bandwidth, hotspot devices, wireless spectrum equipment and other such equipment required to support the 5G domain. ●Network Testing and Validation Equipment and Software Companies: These are companies that provide testing and measurement solutions along with quality assurance for equipment manufacturers, mobile phone manufacturers and telecommunications service providers. ●Mobile Phone Manufacturers: These are manufacturers of smartphones and mobile devices that will support and enable 5G network access. Companies comprising the Telecommunications Service Providers sub-theme are those companies operating mobile cellular and wireless communication networks and will be the ones offering public access to 5G networks. According to the Index Provider, the Index will be composed of the 100 securities with the largest market capitalizations from the selection list. Additionally, an existing Index constituent shall continue to remain in the Index if it is part of the top 120 companies by market cap, even if it isn't a part of the top 100 companies. If fewer than 100 companies qualify for inclusion in the Index, then all constituents will be included. Securities comprising the 5G Infrastructure & Hardware sub-theme are cumulatively allocated 80% of the Index weight and securities comprising Telecommunications Service Providers sub-theme are cumulatively allocated 20% of the Index weight. Securities within each sub-theme are initially equally weighted. Index components with market capitalizations of less than $2 billion have their Index weight halved, with the remaining weight equally allocated among other components of the sub-theme with market capitalizations of greater than $2 billion. To ensure that the Index continues to provide exposure to the companies actively devoting material resources to the research, development and application of 5G and/or next generation technology, the selection process will be periodically reviewed by the Index Provider. Any modifications to the Index methodology will become effective at the next Index reconstitution. The Fund may also invest in companies with various market capitalizations and U.S. dollar denominated and non-U.S. dollar denominated securities. The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of 100 securities. As of December 31, 2025, the Fund had significant investments in communication services companies, information technology companies and Asian issuers, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was composed of 100 securities. As of December 31, 2025, the Fund had significant investments in communication services companies, information technology companies and Asian issuers, although this may change from time to time.